DEBT - Debt and Lease Restrictions Narrative (Details)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Minimum amount of cash and cash equivalents	$ 30,000,000
Minimum
Debt Instrument [Line Items]
Debt instrument, Percentage Loan to Market Value	110.00%
High yield bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Restrictive Covenants, Minimum Amount of Cash and Cash Equivalents	$ 30,000,000
Eskimo SPV [Member]
Debt Instrument [Line Items]
Debt Instrument, Restrictive Covenants, Minimum Amount of Cash and Cash Equivalents	30,000,000
Minimum Net Worth Required for Compliance	123,950,000
NR Satu facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Restrictive Covenants, Minimum Amount of Cash and Cash Equivalents	30,000,000
$800 million facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Restrictive Covenants, Minimum Amount of Cash and Cash Equivalents	30,000,000.0
Minimum Net Worth Required for Compliance	$ 250,000,000.0